Contingencies, commitments and restrictions on the distribution of profits - Preferred bidder to operate Abuja and Kano airports in Nigeria (Details) - USD ($) $ in Millions			1 Months Ended	12 Months Ended
		Dec. 30, 2022	Oct. 31, 2022	Dec. 31, 2023
Contingencies, commitments and restrictions on the distribution of profits
Proportion of ownership interest in subsidiary		80.00%
Abuja Airport Concession Company (AACC)
Contingencies, commitments and restrictions on the distribution of profits
Exposure to credit risk on loan commitments and financial guarantee contracts at end of period			$ 1.8
Proportion of ownership interest in subsidiary	[1]			51.00%
Kano Airport Concession Company Limited (KACC)
Contingencies, commitments and restrictions on the distribution of profits
Exposure to credit risk on loan commitments and financial guarantee contracts at end of period			$ 0.4
Proportion of ownership interest in subsidiary	[1]			51.00%
Corporacion Africa Airports Nigeria Limited ("CAAN")
Contingencies, commitments and restrictions on the distribution of profits
Proportion of ownership interest in subsidiary				51.00%
CAAP, Mota
Contingencies, commitments and restrictions on the distribution of profits
Percentage of ownership			51.00%
Percentage of counter guarantee provided			51.00%
CAAP, Mota | Abuja Airport Concession Company (AACC)
Contingencies, commitments and restrictions on the distribution of profits
Proportion of ownership interest in subsidiary				100.00%
CAAP, Mota | Kano Airport Concession Company Limited (KACC)
Contingencies, commitments and restrictions on the distribution of profits
Proportion of ownership interest in subsidiary				100.00%
CAAP, Mota | Corporacion Africa Airports Nigeria Limited ("CAAN")
Contingencies, commitments and restrictions on the distribution of profits
Proportion of ownership interest in subsidiary				51.00%

[1]	Operating company part of the structure related to the future Nigerian’s concessions (Note 26.b).